Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2016
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated June 30, 2016
to the Statutory Prospectus dated December 31, 2015
(as supplemented on March 18, 2016, May 31, 2016 and June 17, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Preferred Securities Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Strategy [Heading]	rr_StrategyHeading	Delete the first paragraph under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Preferred securities include preferred stock and various types of subordinated debt and convertible securities, including contingent convertible securities (“CoCos”). Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and are junior to all forms of the company’s senior debt, but may have "preference" over common stock in the payment of dividends and the liquidation of a company's assets. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 25% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

Risk [Heading]	rr_RiskHeading	Add the following under Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that interest payments will be canceled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and additional liquidity risks.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risks associated with equity securities.

Real Estate Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE ALLOCATION FUND
Strategy [Heading]	rr_StrategyHeading	Delete the paragraphs under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mutual funds that invest in the real estate industry at the time of purchase. The Fund operates as a fund of funds and currently invests in the following underlying funds of Principal Funds, Inc.: Global Real Estate Securities Fund and Real Estate Debt Income Fund. The underlying funds invest in equity and debt real estate securities of U.S. and non-U.S. issuers and are both concentrated in the real estate industry; therefore, the Real Estate Allocation Fund is considered concentrated in the real estate industry as well. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

The Fund allocates its investments between the underlying funds, 25% to 75% in each underlying fund, based on qualitative and quantitative analysis. The Fund, without shareholder approval, may add, remove or substitute underlying funds when it deems appropriate. If an underlying fund offers multiple classes of shares, the Fund will purchase shares of the class with the lowest expense ratio at the time of purchase.